Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Expense
	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
Research and development	$284,057	$284,125	$587,681	$325,701
General and administrative	673,506	1,104,883	1,903,770	1,146,079
Total stock-based compensation expense	$957,563	$1,389,008	$2,491,451	$1,471,780

	Years Ended December 31,
	2015	2014
Research and development	$929,633	$163,019
General and administrative	3,534,062	441,957
Total share-based compensation expense	$4,463,695	$604,976

Summary of Stock Option Activity
	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2013	152,017	$1.19
Granted	90,876	8.47
Exercised	—	—
Forfeited/cancelled/expired	—	—
Outstanding and expected to vest at December 31, 2014	242,893	$3.92
Granted	3,015,850	2.23
Exercised	(2,779)	0.29
Forfeited/cancelled/expired	(12,923)	7.42
Outstanding and expected to vest at December 31, 2015	3,243,041	$2.36
Vested and exercisable at December 31, 2015	178,001	$3.59

Summary of activity related to restricted stock grants
	Shares	WeightedAverage Grant-Date Fair Value
Non-vested at December 31, 2014	—	$—
Granted	2,300,850	2.28
Vested	—	—
Forfeited	—	—
Non-vested at December 31, 2015	2,300,850	$2.28

Valuation Assumptions Used to Determine Stock-based Expense
	Years Ended December 31,
	2015	2014
Risk-free interest rate	0.9 to 1.8%	0.1 to 2%
Dividend yield	0%	0%
Expected volatility	81to87%	84to100%
Expected life of options, in years	5.5 and 6.0	5 and 6.25
Weighted average grant date fair value	$1.56	$4.73

Common Stock Reserved for Future Issuance
Common stock reserved for conversion of preferred stock	20,662,100
Common stock reserved for exercise of warrants	8,876,336
Common stock options outstanding	4,679,092
Authorized for future grant or issuance under the Stock Plan	1,521,038
Unvested restricted stock	1,573,898
Total	37,312,464

Common stock reserved for conversion of preferred stock and warrants	29,692,068
Common stock options outstanding	3,243,041
Authorized for future grant or issuance under the Stock Plan	2,970,012
Unvested restricted stock	2,300,850
Total	38,205,971